Document And Entity Information	Aug. 10, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	Apogee Therapeutics, Inc.
Entity Central Index Key	0001974640
Entity Emerging Growth Company	false
Entity File Number	001-41740
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-4958665
Entity Address, Address Line One	1 Letterman Drive
Entity Address, Address Line Two	Building B
Entity Address, Address Line Three	Suite B6-800
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	(650)
Local Phone Number	394-5230
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	APGE
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	221 Crescent St., Bldg 17, Suite 102b
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453